Schedule of Stock Options Non-vested (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of non-vested options, beginning | shares
Weighted average fair value at grant date, beginning | $ / shares
Number of non-vested options, grants | shares	101,166
Weighted average fair value at grant date, grants | $ / shares	$ 1.77
Number of non-vested options, forfeited | shares
Weighted average fair value at grant date, forfeited | $ / shares
Number of non-vested options, vested | shares	(101,166)
Weighted average fair value at grant date, vested | $ / shares	$ 1.77
Number of non-vested options, ending | shares
Weighted average fair value at grant date, ending | $ / shares
Number of non-vested options, exercisable | shares	342,294
Weighted average fair value at grant date, exercisable | $ / shares	$ 21.81
Number of non-vested options, outstanding | shares	342,294
Weighted average fair value at grant date, outstanding | $ / shares	$ 21.81